1. Operations (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TIM brasil servicos e participacoes s.a. ("TIM Brasil") [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	66.58%	100.00%	100.00%